Condensed Consolidated Interim Balance Sheets (unaudited) (Parenthetical) - shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Number of authorized shares, not disclosed	true	true
Common shares, shares issued (in shares)	18,995,734	17,351,005
Common shares, shares outstanding (in shares)	18,995,734	17,351,005